INCOME TAXES (Narrative) (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Taxes (Textual)
Valuation allowance increased	$ 9,415		$ 11,002
BVI [Memebr]
Income Taxes (Textual)
Operating income loss	171,613	$ 110	187	$ 761
Belize [Memebr]
Income Taxes (Textual)
Operating income loss	199,669	0	45,919	0
Hong Kong [Memebr]
Income Taxes (Textual)
Operating income loss	32,400	1,946	4,341	21,094
The PRC [Memebr]
Income Taxes (Textual)
Operating income loss	7,633	8,320	15,705	19,783
Malaysia [Memebr]
Income Taxes (Textual)
Operating income loss	$ 35,166	$ 37,396	$ 77,192	$ 57,024